UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (332,792)	$ (884,600)
Changes in operating assets and liabilities:
Prepaids and other current assets	(16,208)	51,920
Accounts payable and accrued expenses	(1,582,393)	931,711
Net cash used in operating activities	(2,594,214)	(474,643)
Cash Flows from Investing Activities:
Net cash used in investing activities	(16,390)	(2,690)
Cash Flows from Financing Activities:
Repayment of advances from related party	(47,800)
Proceeds from loan payable, related party		120,000
Proceeds from note payable		200,000
Net cash provided by financing activities	3,597,841	320,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	987,237	(157,333)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	118,734	230,664	$ 230,664
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,105,971	73,331	118,734	$ 230,664
Digital Health Acquisition Corp.
Cash Flows from Operating Activities:
Net income (loss)			(4,413,866)	(3,242,501)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Interest earned on investments held in Trust Account			(358,767)	(922,644)
Change in fair value of PIPE Forward Contract Derivative			(170,666)	170,666
Changes in operating assets and liabilities:
Prepaids and other current assets				457,605
Accounts payable and accrued expenses			1,631,724	1,746,149
Income taxes payable				187,225
Net cash used in operating activities			(962,042)	(1,391,213)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(350,000)	(350,000)
Cash withdrawn from Trust Account to pay franchise and income taxes			71,436	110,472,253
Cash withdrawn from Trust Account in connection with redemptions			6,796,063
Net cash used in investing activities			6,517,499	110,122,253
Cash Flows from Financing Activities:
Advances from related party			95,037
Repayment of advances from related party			(21,066)
Proceeds from Bridge Note			100,000	800,000
Amount of cash proceeds received			145,000
Payment of Financing Cost in Bridge Note				(61,800)
Proceeds from loan payable, related party			576,500	350,000
Proceeds from note payable			240,000
Redemption of common stock			(6,796,063)	(110,472,254)
Net cash provided by financing activities			(5,660,592)	(109,384,054)
NET CHANGE IN CASH AND CASH EQUIVALENTS			(105,135)	(653,014)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	$ 1,863	$ 106,998	106,998	760,012
CASH AND CASH EQUIVALENTS, END OF PERIOD			1,863	106,998
Non-cash investing and financing activities:
Common stock issued for legal settlement			214,200	284,424
Bridge Note - Embedded Derivative - settled with Exchange Note			244,444
Excise tax attributable to redemption of common stock			72,396
Common stock issued as financing cost in Extension Note			78,349
ELOC | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Initial loss on and change in fair value of ELOC			203,720
Bridge Notes | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value of Bifurcated Derivative			(120,267)	86,307
Changes in operating assets and liabilities:
Accrued interest expense			429,006	125,980
Default Interest M2B			1,579,927
Additional Bridge Notes | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Initial fair value of Additional Bridge Note			(11,111)
Change in fair value			2,726
Changes in operating assets and liabilities:
Accrued interest expense			12,642
Promissory note - M2B | Digital Health Acquisition Corp.
Changes in operating assets and liabilities:
Accrued interest expense			22,958
Extension Notes | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value of Bifurcated Derivative			(1,630)
Changes in operating assets and liabilities:
Accrued interest expense			133,748
Non-cash investing and financing activities:
Financing costs included in Extension Note			60,000
Warrants issued as financing cost in Extension Note			40,130	$ 8,552
Exchange Note | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value			97,814
Non-cash investing and financing activities:
Bridge Promissory note, net of discount - settled with Exchange Note			$ 2,279,300